Commitments And Contingencies (Total Environmental Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulated Operations [Abstract]
Other current liabilities	$ 6	$ 5
Other accrued liabilities (noncurrent)	9	11
Total	$ 15	$ 16